Basis of Presentation - Revision of Previously Issued Financial Statements - Statements of Cash Flow (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net income	$ 51,929	$ 34,841	$ 16,139
(Increase) / Decrease in:
Accrued and other current liabilities	$ (5,219)	(10,052)	11,366
As previously presented
Cash flows from operating activities:
Net income		35,880	17,639
(Increase) / Decrease in:
Accrued and other current liabilities		(11,091)	9,866
Adjustment
Cash flows from operating activities:
Net income		(1,039)	(1,500)
(Increase) / Decrease in:
Accrued and other current liabilities		$ 1,039	$ 1,500